Other Operating Income and Gains - Summary of Other Operating Income and Gains (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Co-operation routes income	¥ 4,536	¥ 3,884	¥ 3,196
Routes subsidy income	441	295	400
Other subsidy income	453	762	935
Gain on disposal of items of property, plant and equipment	290	69	158
Gain on disposal of prepayments for land use rights	210	5	3
Gain on disposal of available-for-sale investments		4	95
Dividend income from available-for-sale investments		33	28
Gain on disposal of an associate	5	12	12
Dividend income from financial asset at fair value through profit or loss	6
Dividend income from equity investments designated at fair value through other comprehensive income	23
Compensation from ticket sales agents	348	271	228
Gain on disposal of investment in a subsidiary	0	1,754
Gain on disposal of a subsidiary	280	392	414
Other operating income and gains	¥ 6,592	¥ 7,481	¥ 5,469